Business Combinations and Disposals - Discontinued Operations Dispositions (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)		Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Net sales	$ 37,187	[1]	$ 775,551	$ 699,640	$ 595,543
Cost of goods sold	22,060	[1]	460,072	423,185	355,490
Gross profit	15,416	[1]	321,513	279,507	241,518
Loss before income taxes of discontinued operations	(3,149)	[2]	(65,669)	(89,648)	(49,138)
Profit (loss) from discontinued operations	$ (6)	[1]	(115)	(32,238)	(1,423)
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Profit (loss) from discontinued operations			(115)	(32,238)	(1,423)
Discontinued operations | Individually immaterial investments
Disclosure of analysis of single amount of discontinued operations [line items]
Net sales			20,200	80,634	76,194
Cost of goods sold			17,572	62,275	66,044
Gross profit			2,628	18,359	10,150
Operating profit			1,258	3,997	1,972
Loss before income taxes of discontinued operations			(2,756)	(1,334)	(4,816)
Tax paid on the sale of shares			(1,294)	511	(1,120)
Gain on sale of discontinued operations			4,165	59	0
Profit (loss) from discontinued operations			115	(765)	(5,936)
Discontinued operations | Logistics And Distribution
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment of long-lived assets			4,879	3,955
Discontinued operations | Heineken
Disclosure of analysis of single amount of discontinued operations [line items]
Operating profit				(3,981)
Tax paid on the sale of shares				10,697
Gain on sale of discontinued operations				(26,820)
Profit (loss) from discontinued operations			$ 0	$ (33,003)	$ (7,359)

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.4